OTHER CURRENT ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Other current assets consist of the following:

	As of December 31,
	2013	2014	2014
	(RMB’000)	(RMB’000)	(US$’000)
VAT recoverable	193,818	217,370	35,034
Income taxes recoverable	1,987	114	18
Unbilled solar systems integration revenue	25,775	25,335	4,083
Other receivables – net	33,544	27,740	4,471
Prepaid expenses – net	46,437	28,614	4,612

	301,561	299,173	48,218